Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Restructuring charges(a):
Employee terminations	$ 68	[1]	$ 805	[1]	$ 953	[1]
Asset impairments	45	[1]	165	[1]	325	[1]
Exit costs	58	[1]	68	[1]	150	[1]
Total restructuring charges	170	[1]	1,038	[1]	1,428	[1]
Transaction costs(b)	0	[2]	0	[2]	1	[2]
Integration costs(c)	80	[3]	144	[3]	381	[3]
Restructuring charges and certain acquisition-related costs	250	[4]	1,182	[4]	1,810	[4]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	261	[5]	291	[5]	573	[5]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	270	[6]	231	[6]	392	[6]
Total costs associated with acquisitions and cost-reduction/productivity initiatives	781		1,704		2,775
Cost of Sales [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	228	[5]	178	[5]	257	[5]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	78	[6]	53	[6]	31	[6]
Selling, Informational and Administrative Expenses [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	1	[5]	19	[5]	20	[5]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	140	[6]	145	[6]	130	[6]
Research and Development Expense [Member]
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Additional depreciation	31	[5]	94	[5]	296	[5]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	52	[6]	33	[6]	231	[6]
Other Income (Expense) [Member]
Implementation costs recorded in our consolidated statements of income as follows(e):
Implementation costs	$ 1	[6]	$ 0	[6]	$ 0	[6]

[1]	In 2014, Employee terminations represent the expected reduction of the workforce by approximately 1,700 employees, mainly in manufacturing and sales.The restructuring charges in 2014 are associated with the following:•Global Innovative Pharmaceutical segment (GIP) ($35 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($28 million); the Global Established Pharmaceutical segment (GEP) ($57 million); Worldwide Research and Development and Medical ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges, that we are unable to directly associate with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.The restructuring charges in 2013 are associated with the following:•Total operating segments ($496 million); Worldwide Research and Development and Medical ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.The restructuring charges in 2012 are associated with the following:•Total operating segments ($640 million); Worldwide Research and Development and Medical ($6 million income); manufacturing operations ($281 million); and Corporate ($513 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.
[2]	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services.
[3]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.
[4]	Amounts may not add due to rounding.
[5]	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[6]	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.